Cover	Dec. 23, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2020
Entity File Number	001-39142
Entity Registrant Name	PORCH GROUP, INC.
Entity Central Index Key	0001784535
Entity Tax Identification Number	90-0781625
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2200 1st Avenue S.
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98134
City Area Code	(206)
Local Phone Number	947-2472
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common stock, par value $0.0001
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	PRCH
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	PRCHW
Security Exchange Name	NASDAQ